Document and Entity Information	Aug. 18, 2025
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	Spring Valley Acquisition Corp. III
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002074850
Amendment Flag	true
Amendment Description	Amendment No. 1